Loans and Accounts Receivable from Customers - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CLP ($)
Disclosure of financial assets [line items]
Fair value of guarantees taken as percentage of assets	145.15%	135.51%	135.51%
Effect on result of Portfolio purchases and sales	$ 6,476	$ 8,584
Gain (loss) on sale of loans and receivables sold			$ 6,004
Provisions on sale from loans and receivables	2,123
Percentage of portfolio sold		100.00%	100.00%
Lease receivables associated with movable assets [member]
Disclosure of financial assets [line items]
Loans and receivables from customers	877,510		$ 628,823
Real Estate Assets [member]
Disclosure of financial assets [line items]
Loans and receivables from customers	$ 372,827		$ 716,401
Mortgages loans [member]
Disclosure of financial assets [line items]
Fair value of guarantees taken as percentage of loans and receivables	96.88%		89.87%
Loans and receivables from customers, net [member] | Net financial operating income [member]
Disclosure of financial assets [line items]
Gain (loss) on sale of loans and receivables sold	$ 6,476		$ 8,584
Loans and receivables from customers, net [member] | Adjustment to Effective Interest Rate [member]
Disclosure of financial assets [line items]
Gain (loss) on sale of loans and receivables sold	$ 6,717		$ 9,079